Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	17,928,369
Proposed Maximum Offering Price per Unit	176.50
Maximum Aggregate Offering Price	$ 3,164,357,128.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 436,997.72
Offering Note	Shares of Common Stock, par value $0.01 per share ("Common Stock"), of IQVIA Holdings Inc. (the "Registrant") authorized for issuance under the IQVIA Holdings Inc. 2026 Incentive and Stock Award Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers an indeterminate number of additional shares of Common Stock, which may be offered or issued to prevent dilution resulting from stock splits, stock distributions or similar transactions. Pursuant to Rule 457(h) and Rule 457(c), the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee and are based on a price of $176.50, which is the average of the high and low sales price per share of the Common Stock on the New York Stock Exchange on April 17, 2026.